Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 8,048	$ 8,115	$ 272
Discount rate	1.04%	1.04%
Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.46%	1.46%
Profit margin ratio	12.00%	10.00%
Capitalization rate	0.47%	0.43%
Top of range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	2.20%	2.20%
Profit margin ratio	20.00%	20.00%
Capitalization rate	1.69%	1.78%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 17,728	$ 17,778